4839\008\SMONSEY\1549593.1
                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008

Check here if Amendment: __; Amendment Number:    __
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Slater Capital Management, L.L.C.
Address:  825 Third Avenue, 33rd Floor
          New York, NY  10022

Form 13F File Number:    28-10050

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven L. Martin
Title:    Manager
Phone:    (212) 521-5110

Signature, Place and Date of Signing:

_________________________
Steven L. Martin         New York, NY   November 13, 2008

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      44

Form 13F Information Table Value Total:      52,774 (X 1000)


List of Other Included Managers:

NONE


                                                                           <C
                                                                           >
NAME OF ISSUER       TITLE    CUSIP     VALUE            SHARES     INV.   OT  VOTING AUTH
                     OF                 X 1000                      DISC.  H
                     CLASS                                                 MG
                                                                           R
                                                                               Sole         Shared  None
A T CROSS CO         Common   227478104     1,887  SH      279,572   sole           279,572      -   -
                                                                           -
ALLOY INC            Common   019855303     5,833  SH      754,584   sole           754,584      -   -
                                                                           -
AMERICAN EAGLE       Common   02553E106       763  SH       50,000   sole            50,000      -   -
OUTFITTERS INC                                                             -
AMERISTAR CASINOS    Common   03070Q101       154  SH       10,858   sole            10,858      -   -
INC                                                                        -
BEBE STORES INC      Common   075571109       195  SH       20,000   sole            20,000      -   -
                                                                           -
CAS MEDICAL SYSTEMS  Common   124769209       323  SH       80,735   sole            80,735      -   -
INC                                                                        -
CHARLOTTE RUSSE HLDG Common   161048103     1,165  SH      113,696   sole           113,696      -   -
INC                                                                        -
CHINA 3C GROUP       Common   169362100     1,419  SH    1,043,200   sole         1,043,200      -   -
                                                                           -
DECKERS OUTDOOR CORP Common   243537107       853  SH        8,200   sole             8,200      -   -
                                                                           -
DILLARD DEPT STORES  Common   254067101     1,094  SH       92,700   sole            92,700      -   -
INC                                                                        -
DIRECTED ELECTRONICS Common   254575103       402  SH      401,500   sole           401,500      -   -
INC                                                                        -
DRESS BARN INC       Common   261570105     2,469  SH      161,500   sole           161,500      -   -
                                                                           -
ELLIS PERRY INTL INC Common   288853104     1,038  SH       69,591   sole            69,591      -   -
                                                                           -
ENDWAVE CORPORATION  Common   29264A206     1,533  SH      301,800   sole           301,800      -   -
                                                                           -
FOSSIL INC           Common   349882100     3,311  SH      117,300   sole           117,300      -   -
                                                                           -
GIGAMEDIA LTD        Common   Y2711Y104       648  SH       87,900   sole            87,900      -   -
                                                                           -
GSI COMMERCE INC     Common   36238G102     3,694  SH      238,616   sole           238,616      -   -
                                                                           -
GYMBOREE CORP        Common   403777105     3,543  SH       99,807   sole            99,807      -   -
                                                                           -
HIBBETT SPORTS INC   Common   428567101       501  SH       25,000   sole            25,000      -   -
                                                                           -
HOLLY CORP           Common   435758305       732  SH       25,300   sole            25,300      -   -
                                                                           -
HOLLYWOOD MEDIA CORP Common   436233100       682  SH      302,982   sole           302,982      -   -
                                                                           -
ICONIX BRAND GROUP   Common   451055107       630  SH       48,200   sole            48,200      -   -
INC                                                                        -
KANA SOFTWARE INC    Common   483600300       717  SH      716,500   sole           716,500      -   -
                                                                           -
MANAGEMENT NETWORK   Common   561693102       575  SH      639,200   sole           639,200      -   -
GROUP INC                                                                  -
METHANEX CORP        Common   59151K108       398  SH       20,000   sole            20,000      -   -
                                                                           -
PARLUX FRAGRANCES    Common   701645103     3,115  SH      606,050   sole           606,050      -   -
INC                                                                        -
PENN NATIONAL GAMING Common   707569109     1,018  SH       38,300   sole            38,300      -   -
INC                                                                        -
PERFUMANIA HOLDINGS  Common   71376C100     2,358  SH      253,500   sole           253,500      -   -
INC                                                                        -
PHYSICIANS FORMULA   Common   719427106       418  SH       70,189   sole            70,189      -   -
HOLDINGS                                                                   -
PIER 1 IMPORTS INC   Common   720279108       292  SH       70,800   sole            70,800      -   -
                                                                           -
RETAIL VENTURES INC  Common   76128Y102       657  SH      168,500   sole           168,500      -   -
                                                                           -
RICKS CABARET INTL   Common   '76564130     2,033  SH      207,031   sole           207,031      -   -
INC                               3                                        -
SHUFFLE MASTER       Common   825549108       487  SH       95,773   sole            95,773      -   -
                                                                           -
SILVERSTAR HOLDINGS  Common   G81365101       540  SH    1,420,688   sole         1,420,688      -   -
LTD                                                                        -
SILVERSTAR HOLDINGS  Warran   G81365101       110  WTS     289,655   sole           289,655      -   -
LTD                  ts                                                    -
SKECHERS USA INC     Common   830566105     1,690  SH      100,400   sole           100,400      -   -
                                                                           -
SONA MOBILE HOLDINGS Common   83540T109        86  SH    3,828,618   sole         3,828,618      -   -
CORP                                                                       -
SONA MOBILE HOLDINGS Warran   83540T109        24  WTS   1,051,057   sole         1,051,057      -   -
CORP                 ts                                                    -
STEVE MADDEN LTD     Common   556269108        45  SH        1,802   sole             1,802      -   -
                                                                           -
SWANK INC            Common   869716308     1,126  SH      489,483   sole           489,483      -   -
                                                                           -
TRUE RELIGION        Common   869716308       163  SH        6,300   sole             6,300      -   -
APPAREL INC                                                                -
VCG HOLDING CORP     Common   91821K101     1,939  SH      572,000   sole           572,000      -   -
                                                                           -
FOSSIL INC           Common   349882100     1,412  CALL     50,000   sole            50,000      -   -
                                                                           -
PIER 1 IMPORTS INC   Common   720279108       702  CALL    170,000   sole           170,000      -   -
                                                                           -



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